Segment Reporting (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) segment	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	8		8
Segment Reporting Information [Line Items]
Revenues, net	$ 24,361,713	$ 25,592,154	$ 104,563,002	$ 51,640,813
Gross profit	5,216,456	5,637,457	21,714,402	7,697,998
Income (loss) from operations	(5,140,473)	(3,756,155)	(10,755,784)	(22,122,359)
Depreciation and amortization	1,527,783	1,469,664
Interest Expenses	998,870	608,961	3,124,132	3,289,233
Net income (loss)	(5,769,143)	(3,999,560)	(12,875,313)	(19,483,138)
Total Assets	141,944,725		145,632,214	134,623,850
Goodwill	22,680,084		22,680,084	22,680,084
Accounts receivable, net	15,540,528		17,139,944	11,875,176
Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			(10,755,784)	(22,122,359)
Depreciation and amortization			6,174,538	$ 4,154,359
All Other
Segment Reporting Information [Line Items]
Revenues, net	1,271,147	885,983
Gross profit	373,568	353,474
Income (loss) from operations	(3,354,961)	(2,425,619)
Depreciation and amortization	278,713	277,441
Interest Expenses	487,004	295,729
Net income (loss)	(3,474,698)	(2,340,993)
Total Assets	16,070,325		15,118,622
Goodwill	1,913,310		1,913,310
Accounts receivable, net	898,915		811,776
A4 Construction Services - MSM Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	3,813,140	3,767,390
Gross profit	231,888	463,806
Income (loss) from operations	(404,413)	(315,698)
Depreciation and amortization	174,298	166,404
Interest Expenses	113,710	103,025
Net income (loss)	(480,600)	(362,367)
Total Assets	10,699,259		11,309,049
Goodwill	113,592		113,592
Accounts receivable, net	3,790,520		5,188,521
A4 Construction Services - Excel Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	332,864	288,814
Gross profit	(150,008)	(98,974)
Income (loss) from operations	(432,081)	(319,990)
Depreciation and amortization	67,525	0
Interest Expenses	60,570	61,985
Net income (loss)	(492,651)	(381,975)
Total Assets	3,390,848		3,359,818
Goodwill	0		0
Accounts receivable, net	222,895		288,243
A4 Manufacturing - QCA Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	4,191,643	4,318,860
Gross profit	897,715	1,027,184
Income (loss) from operations	19,097	414,448
Depreciation and amortization	116,879	100,479
Interest Expenses	163,645	36,289
Net income (loss)	(144,187)	373,867
Total Assets	21,046,251		20,988,492
Goodwill	1,963,761		1,963,761
Accounts receivable, net	3,397,802		3,867,141
A4 Manufacturing - Alt Labs Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	4,226,914	3,824,138
Gross profit	948,752	901,479
Income (loss) from operations	(559,125)	(987,483)
Depreciation and amortization	208,554	307,035
Interest Expenses	64,680	57,116
Net income (loss)	(658,756)	(1,111,462)
Total Assets	27,083,918		26,636,905
Goodwill	4,410,564		4,410,564
Accounts receivable, net	1,994,703		1,833,502
A4 Defense - TDI Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	2,970,087	2,687,981
Gross profit	616,582	843,189
Income (loss) from operations	181,534	423,140
Depreciation and amortization	72,433	72,090
Interest Expenses	17,347	0
Net income (loss)	164,187	423,140
Total Assets	13,748,110		13,497,381
Goodwill	6,426,786		6,426,786
Accounts receivable, net	2,367,869		1,905,314
A4 Technologies - RCA Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	7,453,423	9,237,259
Gross profit	2,374,178	2,184,328
Income (loss) from operations	475,864	566,290
Depreciation and amortization	244,804	170,046
Interest Expenses	85,956	54,817
Net income (loss)	389,908	511,473
Total Assets	23,339,534		27,191,977
Goodwill	1,355,728		1,355,728
Accounts receivable, net	2,845,356		3,232,559
A4 Technologies - ElecJet Sgement | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	102,495	556,729
Gross profit	(73,809)	(62,029)
Income (loss) from operations	(245,421)	(304,346)
Depreciation and amortization	105,666	101,500
Interest Expenses	0	0
Net income (loss)	(245,421)	(304,346)
Total Assets	12,972,480		12,897,440
Goodwill	6,496,343		6,496,343
Accounts receivable, net	22,959		12,888
A4 Aerospace - Vayu Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	0	25,000
Gross profit	(2,410)	25,000
Income (loss) from operations	(820,967)	(806,897)
Depreciation and amortization	258,911	274,669
Interest Expenses	5,958	0
Net income (loss)	(826,925)	$ (806,897)
Total Assets	13,594,000		14,632,530
Goodwill	0		0
Accounts receivable, net	$ (491)		$ 0